SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Stock Issuances

Subsequent to March 31, 2021, the Company issued restricted common shares under previously contracted consulting agreements of 5,950,000 shares.

Subsequent to March 31, 2021, Mr. Thomas purchased another 13,500 shares of the Series D Preferred Shares for $67,500.

Subsequent events were reviewed through the date the financial statements were issued.

Stock Issuance

The Company issued 7,500,000 shares of stock to Mr. Littman in accordance with its December 28 and 29, 2020 agreements as described in Note 8. These shares were included in a Form S-1 filed by the Company on January 15, 2021. To date, we understand the shares have not been sold and thus there is no calculated shortfall as outlined in Note 8.

On April 5, the Company granted 1,500,000 restricted commons shares to a consultant as a bonus for services rendered. The Company will record $44,100 as expense in the statement of operations during the year ended December 31, 2021 represented the calculation fair value on the date of grant.

COVID-19

The Company has taken advantage of the stimulus offerings and received $722,200 in April 2020 and $680,500 in February 2021 and believes it has used these funds as is prescribed by the stimulus offerings to have the entire amounts forgiven. The Company has applied for forgiveness of the original stimulus of $722,200. The forgiveness process for stimulus funded in February 2021 has not begun. The Company will try and take advantage of additional stimulus as it is available and is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues continue to decline because of the COVID-19 closures.

Rennova Acquisition Agreement

Rennova terminated the Rennova Acquisition Agreement described in Note 2 effective March 5, 2021 and the Company agreed to this termination with both parties not able to come to agreement of final terms.

InnovaQor

InnovaQor changed its name to TPT Strategic, Inc. on March 21, 2021. On March 30, 2021, a License Agreement, originally signed between the Company and InnovaQor for software development, was rescinded and the issuance of 6,000,000 shares of common stock to the Company were cancelled.

On April 5, 2021, the Board of Directors granted 1,500,000 restricted common shares of the Company to a consultant as a bonus for past services. This grant was valued by the Company at $44,100 and will be expensed in the year ending December 31, 2021.

Subsequent events were reviewed through the date the financial statements were issued.

Not Applicable.